Schedule of Investments - March 31, 2024
Hotchkis & Wiley Small Cap Diversified Value Fund (Unaudited)

	Shares
COMMON STOCKS - 98.84%	Held	Value
COMMUNICATION SERVICES - 0.89%
Media - 0.89%
Emerald Holding, Inc. (a)	169,050	$1,151,231
Stagwell, Inc. (a)	496,400	3,087,608
TEGNA, Inc.	222,867	3,329,632
TOTAL COMMUNICATION SERVICES		7,568,471

CONSUMER DISCRETIONARY - 15.11%
Automobile Components - 1.81%
Adient PLC (a)	89,705	2,953,089
Atmus Filtration Technologies, Inc. (a)	145,000	4,676,250
Fox Factory Holding Corp. (a)	12,600	656,082
The Goodyear Tire & Rubber Company (a)	260,400	3,575,292
Phinia, Inc.	92,900	3,570,147
		15,430,860
Diversified Consumer Services - 0.64%
Adtalem Global Education, Inc. (a)	70,100	3,603,140
Graham Holdings Company	2,500	1,919,200
		5,522,340
Hotels, Restaurants & Leisure - 4.27%
Accel Entertainment, Inc. (a)	232,200	2,737,638
Bloomin' Brands, Inc.	93,105	2,670,251
Brinker International, Inc. (a)	61,270	3,043,894
Dave & Buster's Entertainment, Inc. (a)	38,200	2,391,320
Denny's Corp. (a)	161,800	1,449,728
Dine Brands Global, Inc.	53,400	2,482,032
El Pollo Loco Holdings, Inc. (a)	173,100	1,685,994
Everi Holdings, Inc. (a)	223,700	2,248,185
Hilton Grand Vacations, Inc. (a)	57,300	2,705,133
Marriott Vacations Worldwide Corp.	37,700	4,061,421
Monarch Casino & Resort, Inc.	34,900	2,617,151
Six Flags Entertainment Corp. (a)	31,900	839,608
Travel + Leisure Company	81,280	3,979,469
United Parks & Resorts, Inc. (a)	63,900	3,591,819
		36,503,643
Household Durables - 2.06%
Century Communities, Inc.	27,996	2,701,614
Green Brick Partners, Inc. (a)	32,750	1,972,533
KB Home	41,100	2,913,167
La-Z-Boy, Inc.	70,800	2,663,496
Leggett & Platt, Inc.	118,400	2,267,360
M/I Homes, Inc. (a)	17,723	2,415,468
Tri Pointe Homes, Inc. (a)	50,687	1,959,559
Worthington Enterprises, Inc.	11,050	687,642
		17,580,839
Leisure Products - 0.84%
JAKKS Pacific, Inc. (a)	52,067	1,286,055
Johnson Outdoors, Inc.	47,500	2,190,225
Vista Outdoor, Inc. (a)	112,300	3,681,194
		7,157,474
Specialty Retail - 4.29%
The Aaron's Company, Inc.	238,000	1,785,000
Advance Auto Parts, Inc.	28,800	2,450,592
Asbury Automotive Group, Inc. (a)	11,464	2,702,982
Designer Brands, Inc.	145,300	1,588,129
Genesco, Inc. (a)	46,530	1,309,354
Group 1 Automotive, Inc.	12,228	3,573,388
Haverty Furniture Companies, Inc.	69,100	2,357,692
Hibbett, Inc.	31,473	2,417,441
Leslie's, Inc. (a)	315,500	2,050,750
LL Flooring Holdings, Inc. (a)	293,684	537,442
MarineMax, Inc. (a)	75,300	2,504,478
OneWater Marine, Inc. (a)	97,700	2,750,255
PetMed Express, Inc.	314,000	1,504,060
Revolve Group, Inc. (a)	53,300	1,128,361
Signet Jewelers Ltd.	21,300	2,131,491
Sonic Automotive, Inc.	63,450	3,612,843
Upbound Group, Inc.	47,700	1,679,517
Zumiez, Inc. (a)	40,400	613,676
		36,697,451
Textiles, Apparel & Luxury Goods - 1.20%
Carter's, Inc.	19,400	1,642,792
G-III Apparel Group Ltd. (a)	64,940	1,883,909
Hanesbrands, Inc. (a)	344,600	1,998,680
Kontoor Brands, Inc.	26,700	1,608,675
Oxford Industries, Inc.	6,800	764,320
Steven Madden Ltd.	55,500	2,346,540
		10,244,916
TOTAL CONSUMER DISCRETIONARY		129,137,523

CONSUMER STAPLES - 3.29%
Beverages - 0.41%
The Duckhorn Portfolio, Inc. (a)	373,100	3,473,561

Consumer Staples Distribution & Retail - 0.28%
The Andersons, Inc.	41,600	2,386,592

Food Products - 0.86%
B&G Foods, Inc.	241,300	2,760,472
Cal-Maine Foods, Inc.	16,500	971,025
The Hain Celestial Group, Inc. (a)	172,700	1,357,422
WK Kellogg Company	120,600	2,267,280
		7,356,199
Household Products - 0.44%
Central Garden & Pet Company (a)	31,500	1,349,145
Energizer Holdings, Inc.	82,100	2,417,024
		3,766,169
Personal Care Products - 1.30%
Edgewell Personal Care Company	61,800	2,387,952
Herbalife Ltd. (a)	380,400	3,823,020
Medifast, Inc.	80,800	3,096,256
Nu Skin Enterprises, Inc.	131,550	1,819,337
		11,126,565
TOTAL CONSUMER STAPLES		28,109,086

ENERGY - 10.06%
Energy Equipment & Services - 3.92%
Cactus, Inc.	75,700	3,791,813
Core Laboratories, Inc.	98,400	1,680,672
Dril-Quip, Inc. (a)	129,600	2,919,888
Expro Group Holdings NV (a)	188,103	3,756,417
Forum Energy Technologies, Inc. (a)	80,344	1,605,273
Helix Energy Solutions Group, Inc. (a)	161,700	1,752,828
Liberty Energy, Inc.	113,400	2,349,648
National Energy Services Reunited Corp. (a)	400,000	3,200,000
Newpark Resources, Inc. (a)	301,800	2,178,996
Precision Drilling Corp. (a)	48,700	3,277,023
ProFrac Holding Corp. (a) (l)	106,100	886,996
ProPetro Holding Corp. (a)	296,350	2,394,508
Select Water Solutions, Inc.	108,400	1,000,532
Solaris Oilfield Infrastructure, Inc.	311,100	2,697,237
		33,491,831
Oil, Gas & Consumable Fuels - 6.14%
Baytex Energy Corp. (l)	1,029,242	3,736,148
Berry Corp.	412,370	3,319,579
California Resources Corp.	57,100	3,146,210
Callon Petroleum Company (a)	103,400	3,697,584
Crescent Energy Company	278,200	3,310,580
Equitrans Midstream Corp.	332,600	4,154,174
Kinetik Holdings, Inc.	39,540	1,576,460
Kosmos Energy Ltd. (a)	510,513	3,042,657
Northern Oil & Gas, Inc.	94,500	3,749,760
Par Pacific Holdings, Inc. (a)	64,100	2,375,546
REX American Resources Corp. (a)	20,934	1,229,035
SilverBow Resources, Inc. (a)	92,900	3,171,606
Talos Energy, Inc. (a)	245,500	3,419,815
VAALCO Energy, Inc.	572,000	3,986,840
Vertex Energy, Inc. (a) (l)	568,300	795,620
Vital Energy, Inc. (a)	74,800	3,929,992
World Kinect Corp.	145,324	3,843,820
		52,485,426
TOTAL ENERGY		85,977,257

FINANCIALS - 31.92%
Banks - 18.58%
1st Source Corp.	16,206	849,519
Arrow Financial Corp.	30,200	755,604
Associated Banc-Corp	146,400	3,149,064
Banc of California, Inc.	263,218	4,003,545
Bank of Marin Bancorp	77,400	1,297,998
BankUnited, Inc.	118,410	3,315,480
BayCom Corp.	36,300	748,143
BCB Bancorp, Inc.	53,500	559,075
Berkshire Hills Bancorp, Inc.	65,500	1,501,260
BOK Financial Corp.	19,200	1,766,400
Bridgewater Bancshares, Inc. (a)	74,590	868,228
Brookline Bancorp, Inc.	331,699	3,303,722
Cambridge Bancorp	35,400	2,412,864
Camden National Corp.	48,016	1,609,496
Capitol Federal Financial, Inc.	249,700	1,488,212
Cathay General Bancorp	36,432	1,378,223
Central Pacific Financial Corp.	124,100	2,450,975
Civista Bancshares, Inc.	39,000	599,820
CNB Financial Corp.	36,800	750,352
Columbia Banking System, Inc.	103,700	2,006,595
Community Trust Bancorp, Inc.	39,710	1,693,632
ConnectOne Bancorp, Inc.	155,300	3,028,350
CrossFirst Bankshares, Inc. (a)	124,820	1,727,509
Dime Community Bancshares, Inc.	127,200	2,449,872
Eagle Bancorp, Inc.	137,130	3,221,184
Enterprise Financial Services Corp.	38,300	1,553,448
FB Financial Corp.	20,725	780,504
Financial Institutions, Inc.	39,961	752,066
First Busey Corp.	32,900	791,245
First Business Financial Services, Inc.	21,665	812,438
First Financial Corp.	60,763	2,329,046
First Foundation, Inc.	205,200	1,549,260
First Hawaiian, Inc.	146,540	3,218,018
First Internet Bancorp	74,289	2,580,800
First Interstate BancSystem, Inc.	27,500	748,275
First Merchants Corp.	22,302	778,340
First Mid Bancshares, Inc.	24,100	787,588
The First of Long Island Corp.	126,280	1,400,445
Flushing Financial Corp.	160,318	2,021,610
FS Bancorp, Inc.	21,380	742,100
Great Southern Bancorp, Inc.	17,110	937,970
Hanmi Financial Corp.	215,567	3,431,827
Heartland Financial USA, Inc.	42,500	1,493,875
Heritage Commerce Corp.	165,500	1,419,990
Heritage Financial Corp.	76,400	1,481,396
Hilltop Holdings, Inc.	72,200	2,261,304
Home Bancorp, Inc.	19,700	754,707
Hope Bancorp, Inc.	306,733	3,530,497
Horizon Bancorp, Inc.	196,300	2,518,529
Independent Bank Corp.	67,300	1,706,055
Independent Bank Group, Inc.	15,700	716,705
Investar Holding Corp.	56,000	916,160
Kearny Financial Corp.	249,500	1,606,780
Lakeland Bancorp, Inc.	201,430	2,437,303
Live Oak Bancshares, Inc.	52,700	2,187,577
Mercantile Bank Corp.	19,400	746,706
MidWestOne Financial Group, Inc.	30,794	721,811
Northeast Bank	13,200	730,488
Northeast Community Bancorp, Inc.	44,800	704,704
Northfield Bancorp, Inc.	242,807	2,360,084
Northrim BanCorp, Inc.	35,384	1,787,246
OceanFirst Financial Corp.	214,310	3,516,827
Pacific Premier Bancorp, Inc.	62,614	1,502,736
Parke Bancorp, Inc.	33,600	578,760
PCB Bancorp	45,100	736,483
Peapack-Gladstone Financial Corp.	71,400	1,737,162
Popular, Inc.	35,500	3,127,195
Preferred Bank	32,700	2,510,379
Premier Financial Corp.	123,360	2,504,208
Primis Financial Corp.	85,856	1,044,868
Provident Financial Services, Inc.	212,900	3,101,953
RBB Bancorp	53,432	962,310
Sandy Spring Bancorp, Inc.	147,700	3,423,686
Shore Bancshares, Inc.	64,512	741,888
Sierra Bancorp	37,800	763,560
Simmons First National Corp.	172,000	3,347,120
Southern First Bancshares, Inc. (a)	25,177	799,622
Synovus Financial Corp.	82,800	3,316,968
Territorial Bancorp, Inc.	54,352	438,077
Texas Capital Bancshares, Inc. (a)	12,690	781,070
Tompkins Financial Corp.	28,800	1,448,352
Towne Bank	27,400	768,844
TrustCo Bank Corp.	79,792	2,246,943
Univest Financial Corp.	114,950	2,393,259
Valley National Bancorp	286,300	2,278,948
Veritex Holdings, Inc.	109,600	2,245,704
WaFd, Inc.	141,534	4,108,731
Washington Trust Bancorp, Inc.	93,930	2,524,838
Zions Bancorp NA	81,600	3,541,439
		158,723,949
Capital Markets - 2.34%
Diamond Hill Investment Group, Inc.	10,900	1,680,453
Evercore, Inc.	9,110	1,754,495
Federated Hermes, Inc.	90,500	3,268,860
Janus Henderson Group PLC	115,600	3,802,084
Perella Weinberg Partners	141,500	1,999,395
Virtu Financial, Inc.	192,000	3,939,840
Virtus Investment Partners, Inc.	14,400	3,570,912
		20,016,039
Consumer Finance - 1.30%
Bread Financial Holdings, Inc.	107,000	3,984,680
Navient Corp.	199,720	3,475,128
SLM Corp.	166,700	3,632,393
		11,092,201
Financial Services - 3.13%
Enact Holdings, Inc.	121,100	3,775,898
Essent Group Ltd.	59,300	3,528,943
Euronet Worldwide, Inc. (a)	16,400	1,802,852
Merchants Bancorp	58,800	2,538,984
MGIC Investment Corp.	161,600	3,613,376
Mr. Cooper Group, Inc. (a)	37,200	2,899,740
NCR Atleos Corp. (a)	72,800	1,437,800
NMI Holdings, Inc. (a)	101,500	3,282,510
Radian Group, Inc.	116,200	3,889,214
		26,769,317
Insurance - 5.53%
Ambac Financial Group, Inc. (a)	147,900	2,311,677
Assured Guaranty Ltd.	37,900	3,306,775
Axis Capital Holdings Ltd.	54,700	3,556,594
Brighthouse Financial, Inc. (a)	46,300	2,386,302
CNO Financial Group, Inc.	115,686	3,179,051
Employers Holdings, Inc.	75,535	3,428,534
Enstar Group Ltd. (a)	11,139	3,461,556
The Hanover Insurance Group, Inc.	18,400	2,505,528
Horace Mann Educators Corp.	94,314	3,488,675
Kemper Corp.	55,400	3,430,368
Lincoln National Corp.	69,400	2,215,942
Mercury General Corp.	48,100	2,481,960
ProAssurance Corp. (a)	118,500	1,523,910
Safety Insurance Group, Inc.	18,800	1,545,172
SiriusPoint Ltd. (a)	129,978	1,652,020
Stewart Information Services Corp.	52,300	3,402,638
White Mountains Insurance Group Ltd.	1,900	3,409,170
		47,285,872
Mortgage Real Estate Investment Trusts - 1.04%
Apollo Commercial Real Estate Finance, Inc.	126,300	1,406,982
Ares Commercial Real Estate Corp.	211,400	1,574,930
BrightSpire Capital, Inc.	218,100	1,502,709
Granite Point Mortgage Trust, Inc.	323,100	1,541,187
Great Ajax Corp.	172,134	654,109
TPG RE Finance Trust, Inc.	282,900	2,183,988
		8,863,905
TOTAL FINANCIALS		272,751,283

HEALTH CARE - 1.70%
Health Care Equipment & Supplies - 0.65%
Inmode Ltd. (a)	154,500	3,338,745
Utah Medical Products, Inc.	9,900	703,989
Zynex, Inc. (a) (l)	120,400	1,489,348
		5,532,082
Health Care Providers & Services - 0.33%
Select Medical Holdings Corp.	92,700	2,794,905

Health Care Technology - 0.19%
TruBridge, Inc. (a)	177,900	1,640,238

Pharmaceuticals - 0.53%
Phibro Animal Health Corp.	144,400	1,867,092
SIGA Technologies, Inc.	309,593	2,650,116
		4,517,208
TOTAL HEALTH CARE		14,484,433

INDUSTRIALS - 16.18%
Aerospace & Defense - 0.98%
AerSale Corp. (a)	259,900	1,866,082
Moog, Inc.	11,200	1,788,080
National Presto Industries, Inc.	20,414	1,710,693
V2X, Inc. (a)	63,955	2,987,338
		8,352,193
Building Products - 1.70%
Armstrong World Industries, Inc.	21,600	2,683,152
AZZ, Inc.	53,300	4,120,623
Insteel Industries, Inc.	74,900	2,862,678
Janus International Group, Inc. (a)	58,500	885,105
JELD-WEN Holding, Inc. (a)	92,600	1,965,898
Resideo Technologies, Inc. (a)	88,100	1,975,202
		14,492,658
Commercial Services & Supplies - 2.20%
ABM Industries, Inc.	80,400	3,587,448
Brady Corp.	40,100	2,377,128
The Brink's Company	32,700	3,020,826
Ennis, Inc.	80,900	1,659,259
Healthcare Services Group, Inc. (a)	228,500	2,851,680
Interface, Inc.	207,700	3,493,514
Quad/Graphics, Inc.	180,000	955,800
UniFirst Corp.	4,800	832,464
		18,778,119
Construction & Engineering - 0.61%
Primoris Services Corp.	27,953	1,189,959
Tutor Perini Corp. (a)	281,421	4,069,348
		5,259,307
Electrical Equipment - 0.53%
Preformed Line Products Company	5,027	646,824
Thermon Group Holdings, Inc. (a)	118,183	3,866,948
		4,513,772
Ground Transportation - 0.50%
Heartland Express, Inc.	182,300	2,176,662
Marten Transport Ltd.	84,400	1,559,712
PAM Transportation Services, Inc. (a)	34,517	559,521
		4,295,895
Machinery - 4.92%
Albany International Corp.	17,000	1,589,670
Barnes Group, Inc.	99,800	3,707,570
Blue Bird Corp. (a)	11,300	433,242
Columbus McKinnon Corp.	59,500	2,655,485
Douglas Dynamics, Inc.	29,000	699,480
Enerpac Tool Group Corp.	54,800	1,954,168
Flowserve Corp.	75,900	3,467,112
Gates Industrial Corp. PLC (a)	252,800	4,477,087
The Greenbrier Companies, Inc.	69,999	3,646,948
Hillenbrand, Inc.	73,520	3,697,321
Kennametal, Inc.	27,500	685,850
Lindsay Corp.	12,400	1,458,984
Miller Industries, Inc.	26,820	1,343,682
Mueller Industries, Inc.	68,400	3,688,812
Mueller Water Products, Inc.	162,900	2,621,061
REV Group, Inc.	83,100	1,835,679
Tennant Company	8,900	1,082,329
Wabash National Corp.	99,182	2,969,509
		42,013,989
Passenger Airlines - 0.47%
Alaska Air Group, Inc. (a)	67,000	2,880,330
JetBlue Airways Corp. (a)	157,800	1,170,876
		4,051,206
Professional Services - 3.18%
Concentrix Corp.	39,600	2,622,312
Heidrick & Struggles International, Inc.	82,010	2,760,457
Kforce, Inc.	34,600	2,439,992
Korn Ferry	57,556	3,784,882
ManpowerGroup, Inc.	45,100	3,501,564
Maximus, Inc.	38,800	3,255,320
Resources Connection, Inc.	202,685	2,667,335
TrueBlue, Inc. (a)	246,000	3,079,920
TTEC Holdings, Inc.	119,800	1,242,326
Verra Mobility Corp. (a)	72,000	1,797,840
		27,151,948
Trading Companies & Distributors - 1.09%
DNOW, Inc. (a)	66,300	1,007,760
Global Industrial Company	23,957	1,072,794
MRC Global, Inc. (a)	66,400	834,648
Rush Enterprises, Inc.	77,170	4,130,139
Titan Machinery, Inc. (a)	91,700	2,275,077
		9,320,418
TOTAL INDUSTRIALS		138,229,505

INFORMATION TECHNOLOGY - 8.38%
Communications Equipment - 0.12%
Aviat Networks, Inc. (a)	26,900	1,031,346

Electronic Equipment, Instruments & Components - 5.89%
Avnet, Inc.	69,600	3,450,768
Belden, Inc.	45,170	4,183,193
Benchmark Electronics, Inc.	28,200	846,282
Coherent Corp. (a)	33,300	2,018,646
Crane NXT Company	55,500	3,435,450
ePlus, Inc. (a)	37,380	2,935,825
IPG Photonics Corp. (a)	37,400	3,391,806
Itron, Inc. (a)	44,700	4,135,644
Kimball Electronics, Inc. (a)	110,400	2,390,160
Methode Electronics, Inc.	152,100	1,852,578
OSI Systems, Inc. (a)	12,400	1,770,968
Plexus Corp. (a)	34,123	3,235,543
Sanmina Corp. (a)	61,795	3,842,413
ScanSource, Inc. (a)	61,333	2,701,105
TTM Technologies, Inc. (a)	210,500	3,294,325
Vishay Intertechnology, Inc.	150,226	3,407,126
Vontier Corp.	75,900	3,442,824
		50,334,656
IT Services - 0.26%
DXC Technology Company (a)	105,500	2,237,655

Semiconductors & Semiconductor Equipment - 1.59%
Cirrus Logic, Inc. (a)	28,300	2,619,448
Diodes, Inc. (a)	45,849	3,232,355
NVE Corp.	20,200	1,821,636
Photronics, Inc. (a)	79,900	2,262,768
Semtech Corp. (a)	131,100	3,603,939
		13,540,146
Software - 0.43%
ACI Worldwide, Inc. (a)	110,300	3,663,063

Technology Hardware, Storage & Peripherals - 0.09%
CPI Card Group, Inc. (a)	43,300	773,338
TOTAL INFORMATION TECHNOLOGY		71,580,204

MATERIALS - 4.78%
Chemicals - 2.50%
AdvanSix, Inc.	88,600	2,533,960
Alto Ingredients, Inc. (a)	934,500	2,037,210
Cabot Corp.	21,170	1,951,874
Core Molding Technologies, Inc. (a)	44,900	849,957
Ecovyst, Inc. (a)	329,600	3,675,040
Ingevity Corp. (a)	78,000	3,720,600
Innospec, Inc.	20,700	2,669,058
Minerals Technologies, Inc.	52,100	3,922,088
		21,359,787
Containers & Packaging - 0.72%
Myers Industries, Inc.	85,100	1,971,767
Silgan Holdings, Inc.	36,800	1,787,008
TriMas Corp.	88,800	2,373,624
		6,132,399
Metals & Mining - 1.13%
Compass Minerals International, Inc.	97,300	1,531,502
Haynes International, Inc.	14,900	895,788
Kaiser Aluminum Corp.	48,567	4,339,948
Tredegar Corp.	438,620	2,859,802
		9,627,040
Paper & Forest Products - 0.43%
Mercer International, Inc.	185,900	1,849,705
Sylvamo Corp.	29,800	1,839,852
		3,689,557
TOTAL MATERIALS		40,808,783

REAL ESTATE - 2.32%
Diversified Real Estate Investment Trusts - 0.39%
Empire State Realty Trust, Inc.	328,500	3,327,705

Hotel & Resort Real Estate Investment Trusts - 0.88%
Park Hotels & Resorts, Inc.	226,000	3,952,740
Pebblebrook Hotel Trust	233,400	3,596,694
		7,549,434
Real Estate Management & Development - 0.79%
Cushman & Wakefield PLC (a)	294,200	3,077,332
Seritage Growth Properties (a)	376,348	3,631,758
		6,709,090
Retail Real Estate Investment Trusts - 0.26%
Alexander's, Inc.	10,100	2,193,114
TOTAL REAL ESTATE		19,779,343

UTILITIES - 4.21%
Electric Utilities - 1.47%
ALLETE, Inc.	52,776	3,147,561
Otter Tail Corp.	35,740	3,087,936
PNM Resources, Inc.	88,802	3,342,507
Portland General Electric Company	72,400	3,040,800
		12,618,804
Gas Utilities - 1.56%
Northwest Natural Holding Company	81,000	3,014,820
ONE Gas, Inc.	53,300	3,439,449
Southwest Gas Holdings, Inc.	50,300	3,829,339
Spire, Inc.	49,273	3,023,884
		13,307,492
Multi-Utilities - 1.18%
Avista Corp.	95,861	3,357,052
Black Hills Corp.	61,900	3,379,740
Northwestern Energy Group, Inc.	65,700	3,346,101
		10,082,893
TOTAL UTILITIES		36,009,189

Total common stocks (Cost $752,327,837)		844,435,077

Total long-term investments (Cost $752,327,837)		844,435,077

COLLATERAL FOR SECURITIES ON LOAN - 0.23%
Money Market Funds - 0.23%
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 5.24%^	1,975,435	1,975,435
Total collateral for securities on loan (Cost $1,975,435)		1,975,435

	Principal
SHORT-TERM INVESTMENTS - 0.48%	Amount
Time Deposits - 0.48%
Citigroup, Inc., 4.68%, 04/01/2024*	$4,128,725	4,128,725
Total short-term investments (Cost $4,128,725)		4,128,725

Total investments - 99.55% (Cost $758,431,997)		850,539,237

Other assets in excess of liabilities - 0.45%		3,829,496

Net assets - 100.00%		$854,368,733

(a)	- Non-income producing security.
(l)
 - All or a portion of this security is on loan. The total market value of securities on loan was $1,910,818. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

^	- Rate shown is the 7-day yield as of March 31, 2024.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Equity securities traded on a national stock exchange or Nasdaq Global Markets, Nasdaq Select Market and the Nasdaq Capital Markets (together, “Nasdaq”) are valued at the last reported sale price or Nasdaq Official Closing Price, as applicable, on that day, or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or Nasdaq. Over-the-counter securities not traded on Nasdaq are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s net asset value. Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates as provided by an independent and qualified pricing source approved by the valuation designee (“Pricing Service”).

The Trust’s Board of Trustees (the “Board”) has designated Hotchkis & Wiley Capital Management, LLC (the “Advisor”) as the Fund’s “valuation designee” to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. The Advisor, as the Fund’s valuation designee, has established procedures for its fair valuation of the Fund’s portfolio investments, which address, among other things, determining when market quotations are not readily available or reliable and certain methodologies for the fair valuation of such portfolio investments, as well as the use and oversight of Pricing Services.

Fixed-income securities are generally valued at their evaluated mean prices provided by Pricing Services. Pricing Services generally provide an evaluated price that takes into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, and may provide a price determined by a matrix pricing method or other analytical pricing models. If valuations from the Pricing Services are unavailable or deemed unreliable, the fixed-income security shall be priced according to the average of the bid and ask prices of broker quotes (or a single broker quote) for such security or the last sale price reported on FINRA’s Trade Reporting and Compliance Engine (“TRACE”) (excluding cross and retail trades).

For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), the Fund generally utilizes a Pricing Service’s fair value price which is designed to capture events occurring after a foreign exchange closes that may affect the value of certain portfolio holdings traded on those foreign exchanges. When this fair value pricing is employed, the value of the portfolio holdings used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2024:

Level 1 --- Quoted prices in an active market:
Common Stocks	$844,435,077
Money Market Funds	1,975,435
Level 2 --- Other significant observable market inputs:
Time Deposits	4,128,725
Level 3 --- Significant unobservable inputs	-

Total Investments	$850,539,237